UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21869

NEXPOINT CREDIT STRATEGIES FUND

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices)(Zip code)

NexPoint Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (866) 351-4440

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1: Schedule of Investments

The Schedule of Investments are attached herewith.

CONSOLIDATED INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2013	NexPoint Credit Strategies Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (a) - 25.7%
BROADCASTING - 6.3%
35,950,043	ComCorp Broadcasting, Inc. Term Loan B 5.50%, 04/03/2014 (b)(c)	35,644,467

CHEMICALS - 1.4%
750,000	Arysta LifeScience SPC LLC Second Lien Term Loan 7.00%, 11/30/2020	750,938
816,327	MacDermid, Inc. Tranche B Second Lien Term Loan 6.75%, 12/07/2020	828,570
1,597,107	W.R. Grace & Co. 5-Year Revolver (d)	3,329,968
1,597,107	Revolver Credit Loan (d)	3,329,968

		8,239,444

ENERGY - 0.3%
2,000,000	FTS International, Inc. Term Loan 7.00%, 05/06/2016	1,967,000

FOREST PRODUCTS & CONTAINERS - 0.0%
200,000	Berlin Packaging LLC Second Lien Term Loan 7.50%, 04/02/2020	201,500

GAMING & LEISURE - 1.9%
3,937,249	Ginn LA Conduit Lender, Inc. First Lien Tranche A (d)	157,490
8,438,203	First Lien Tranche B Term Loan (d)	337,528
6,000,000	Harrah’s Las Vegas Propco LLC Senior Loan 02/13/2014 (e)	5,874,000

Principal Amount ($)		Value ($)
GAMING & LEISURE — (continued)
7,780,108	LLV Holdco LLC Exit Revolving Loan 2.50%, 02/28/2017 (b)(c)(f)(g)	4,451,778
7,000,000	WAICCS Las Vegas 3 LLC Second Lien Term Loan 13.25%, 02/03/2014 (b)(c)	—

		10,820,796

HEALTHCARE - 0.7%
2,000,000	Onex Carestream Finance LP Second Lien Term Loan 8.50%, 06/07/2019	1,990,000
2,114,375	Select Medical Corp. Series C Tranche B Term Loan 06/01/2018 (e)	2,126,268

		4,116,268

HOUSING - 0.0%
2,557,164	LBREP/L-Suncal Master I LLC First Lien Term Loan (b)(c)(d)	196,390

INFORMATION TECHNOLOGY - 2.7%
4,711,542	Avaya, Inc. Term Loan B-5 03/30/2018 (e)	4,473,445
4,000,000	Kronos, Inc. Second Lien Initial Term Loan 8.50%, 04/30/2020	4,152,500
1,738,166	Novell, Inc. First Lien Term Facility 5.75%, 11/22/2017	1,744,693

CONSOLIDATED INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2013	NexPoint Credit Strategies Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans — (continued)
INFORMATION TECHNOLOGY — (continued)
5,000,000	Vertafore, Inc. Second Lien Term Loan 8.25%, 10/27/2017	5,103,125

		15,473,763

MANUFACTURING - 0.4%
2,000,000	Doncasters U.S. Finance LLC Second Lien Term Loan 8.25%, 10/09/2020	2,000,010

MEDIA & TELECOMMUNICATIONS - 0.4%
300,000	Aufinco Pty, Ltd. Second Lien Term Loan 7.25%, 11/30/2020	301,500
8,920,151	Broadstripe LLC First Lien Term Loan (b)(c)(d)	383,566
886,042	Revolver (b)(c)(d)	38,100
3,383,284	Endurance Business Media, Inc. Term Loan 4.50%, 12/15/2014 (g)	676,657
681,000	TWCC Holding Corp. Second Lien Term Loan 6.00%, 06/26/2020	700,579

		2,100,402

RETAIL - 2.3%
1,985,025	Collective Brands, Inc. Term Loan 6.00%, 10/09/2019	1,985,025

Principal Amount ($)		Value ($)
RETAIL — (continued)
7,786,551	Guitar Center, Inc. Extended Term Loan 04/10/2017 (e)	7,657,606
3,404,468	JC Penney Corp., Inc. Term Loan 05/22/2018 (e)	3,312,002

		12,954,633

SERVICE - 1.3%
7,044,219	Travelport LLC Tranche 1 Term Loan 8.50%, 01/29/2016	7,281,962

UTILITY - 8.0%
24,610,873	Entegra TC LLC Third Lien Term Loan 10/19/2015 (e)	14,551,178
17,000,000	Texas Competitive Electric Holdings Co. LLC Non Extended Term Loan 3.50%, 10/10/2014	11,511,380
28,329,417	Extended Term Loan 4.50%, 10/10/2017	19,126,323

		45,188,881

	Total U.S. Senior Loans (Cost $178,196,760)	146,185,516

CONSOLIDATED INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2013	NexPoint Credit Strategies Fund

Principal Amount		Value ($)
Foreign Denominated or Domiciled Senior Loans (a) - 0.1%
LUXEMBOURG - 0.1%
USD
222,222	AI Chem & Cy SCA Second Lien Term Loan 7.00%, 04/03/2020	228,333

UNITED KINGDOM - 0.0%
GBP
916,061	Henson No. 4, Ltd. Term Loan Facility B (b)(c)(d)	76,751
918,523	Term Loan Facility C (b)(c)(d)	77,497

		154,248

	Total Foreign Denominated or Domiciled Senior Loans (Cost $1,810,397)	382,581

Principal Amount ($)
Asset-Backed Securities - 28.5%
2,000,000	ABCLO, Ltd. Series 2007-1A, Class C 2.12%, 04/15/2021 (h)(i)	1,871,400
2,000,000	ACA CLO, Ltd. Series 2007-1A, Class D 2.62%, 06/15/2022 (h)(i)	1,870,000
1,000,000	Airlie CLO, Ltd. Series 2006-1A, Class C 1.95%, 05/20/2020 (h)(i)	947,000
2,000,000	Apidos CLO Series 2013-12A, Class D 3.32%, 04/15/2025 (h)(i)	1,861,800

Principal Amount ($)		Value ($)
Asset-Backed Securities — (continued)
1,000,000	Series 2013-12A, Class F 5.17%, 04/15/2025 (h)(i)	857,500
1,500,000	Babson CLO, Inc. Series 2006-2A, Class D 1.67%, 10/16/2020 (h)(i)	1,357,500
1,000,000	Babson Mid-Market CLO, Inc. Series 2007-2A, Class D 1.97%, 04/15/2021 (h)(i)	903,100
1,250,000	BlueMountain CLO, Ltd. Series 2013-2A, Class D 3.82%, 01/22/2025 (h)(i)	1,184,375
950,000	Series 2013-2A, Class E 5.32%, 01/22/2025 (h)(i)	861,840
2,500,000	Brentwood CLO Corp. Series 2006-1A, Class B 1.09%, 02/01/2022 (h)(i)	2,117,250
1,000,000	Carlyle High Yield Partners IX, Ltd. Series 2006-9A, Class D 1.86%, 08/01/2021 (h)(i)	888,300
700,000	Catamaran CLO, Ltd. Series 2013-1A, Class SUB 0.00%, 01/27/2025 (h)	647,500
3,000,000	Series 2013-1A, Class E 5.28%, 01/27/2025 (h)(i)	2,758,500
1,250,000	Series 2012-1A, Class E 5.50%, 12/20/2023 (h)(i)	1,173,500
1,500,000	Series 2013-1A, Class F 5.97%, 01/27/2025 (h)(i)	1,329,750
2,000,000	Cent CDO, Ltd. Series 2007-15A, Class C 2.51%, 03/11/2021 (h)(i)	1,843,000
2,000,000	ColumbusNova CLO, Ltd. Series 2007-1A, Class D 1.61%, 05/16/2019 (h)(i)	1,800,000

CONSOLIDATED INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2013	NexPoint Credit Strategies Fund

Principal Amount ($)		Value ($)
Asset-Backed Securities — (continued)
1,312,922	CSAM Funding II Series 2A, Class B1 7.05%, 10/15/2016 (h)	1,327,102
457,922	Del Mar CLO, Ltd. Series 2006-1A, Class E 4.27%, 07/25/2018 (h)(i)	436,904
1,500,000	Diamond Lake CLO, Ltd. Series 2006-1A, Class B2L 4.26%, 12/01/2019 (i)	1,408,350
750,000	Dryden Senior Loan Fund Series 2013-26A, Class F 4.77%, 07/15/2025 (h)(i)	618,750
1,000,000	Series 2012-25A, Class E 5.77%, 01/15/2025 (h)(i)	972,500
11,010,000	Eastland CLO, Ltd. Series 2007-1A, Class C 1.77%, 05/01/2022 (h)(i)	8,686,890
2,006,825	Series 2007-1A, Class D 3.87%, 05/01/2022 (i)	1,675,699
1,000,000	Eaton Vance CDO IX, Ltd. Series 2007-9A, Class D 1.77%, 04/20/2019 (h)(i)	947,500
1,600,000	Four Corners CLO III, Ltd. Series 2006-3A, Class E 3.92%, 07/22/2020 (h)(i)	1,542,400
2,000,000	Fraser Sullivan CLO II, Ltd. Series 2006-2A, Class D 1.75%, 12/20/2020 (h)(i)	1,893,800
2,100,000	Galaxy CLO, Ltd. Series 2007-8A, Class D 1.57%, 04/25/2019 (h)(i)	1,932,000
1,000,000	Gannett Peak CLO, Ltd. Series 2006-1A, Class C 1.78%, 10/27/2020 (h)(i)	952,500

Principal Amount ($)		Value ($)
2,000,000	Golden Knight CDO, Ltd. Series 2007-2A, Class D 1.67%, 04/15/2019 (h)(i)	1,818,000
4,000,000	Goldman Sachs Asset Management CLO PLC Series 2007-1A, Class D 3.02%, 08/01/2022 (h)(i)	3,820,000
847,661	Series 2007-1A, Class E 5.27%, 08/01/2022 (h)(i)	813,754
3,000,000	Grayson CLO, Ltd. Series 2006-1A, Class B 0.97%, 11/01/2021 (h)(i)	2,505,000
2,000,000	Series 2006-1A, Class C 1.82%, 11/01/2021 (h)(i)	1,545,400
2,915,407	Series 2006-1A, Class D 3.87%, 11/01/2021 (h)(i)	2,317,749
5,487,000	Greenbriar CLO, Ltd. Series 2007-1A, Class C 2.02%, 11/01/2021 (h)(i)	4,901,537
1,000,000	Series 2007-1A, Class D 3.02%, 11/01/2021 (h)(i)	870,000
1,000,000	Greywolf CLO, Ltd. Series 2007-1A, Class D 1.76%, 02/18/2021 (h)(i)	925,400
814,466	Series 2007-1A, Class E 4.21%, 02/18/2021 (h)(i)	755,417
850,000	Series 2013-1A, Class E 5.33%, 04/15/2025 (h)(i)	744,175
1,000,000	Gulf Stream - Sextant CLO, Ltd. Series 2006-1A, Class D 1.86%, 08/21/2020 (h)(i)	942,500
2,000,000	HarbourView CLO Series 6A, Class D 3.95%, 12/27/2019 (h)(i)	1,770,000

CONSOLIDATED INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2013	NexPoint Credit Strategies Fund

Principal Amount ($)		Value ($)
Asset-Backed Securities — (continued)
2,127,119	Hewett’s Island CDO, Ltd. Series 2007-1RA, Class E 7.02%, 11/12/2019 (h)(i)	2,121,801
2,000,000	Hewett’s Island CLO V, Ltd. Series 2006-5A, Class D 1.71%, 12/05/2018 (h)(i)	1,849,000
762,824	Highland Loan Funding V, Ltd. Series 1A, Class B 1.54%, 08/01/2014 (h)(i)	713,241
16,919,611	Highland Park CDO, Ltd. Series 2006-1A, Class A1 0.59%, 11/25/2051 (h)(i)	14,540,291
622,414	Series 2006-1X, Class A1 0.59%, 11/25/2051 (h)(i)	560,172
7,375,000	Series 2006-1A, Class A2 0.66%, 11/25/2051 (h)(i)	2,190,375
3,000,000	Hillmark Funding Series 2006-1A, Class C 1.96%, 05/21/2021 (h)(i)	2,715,000
2,142,361	Series 2006-1A, Class D 3.86%, 05/21/2021 (h)(i)	1,917,413
1,000,000	Inwood Park CDO, Ltd. Series 2006-1A, Class D 1.67%, 01/20/2021 (h)(i)	897,500
500,000	Katonah CLO, Ltd. Series 2006-9A, Class B1L 1.67%, 01/25/2019 (h)(i)	460,000
848,153	Series 7A, Class D 2.11%, 11/15/2017 (h)(i)	805,746
2,000,000	Landmark VIII CDO, Ltd. Series 2006-8A, Class E 3.87%, 10/19/2020 (h)(i)	1,867,600
1,000,000	Liberty CLO, Ltd Series 2005-1A, Class A3 0.77%, 11/01/2017 (h)(i)	950,600

Principal Amount ($)		Value ($)
1,500,000	Madison Park Funding I, Ltd. Series 2007-5A, Class D 3.76%, 02/26/2021 (h)(i)	1,407,900
1,000,000	Marquette U.S./European CLO LLC Series 2006-1A, Class D1 2.02%, 07/15/2020 (h)(i)	887,000
835,038	Navigator CDO, Ltd. Series 2006-2A, Class D 3.75%, 09/20/2020 (h)(i)	715,460
3,500,000	Neuberger Berman CLO, Ltd. Series 2012-13A, Class E 5.37%, 01/23/2024 (h)(i)	3,236,800
5,000,000	Newmark Capital Funding Series 2013-1A, Cass A1 1.31%, 06/02/2025 (h)(i)	4,887,500
3,500,000	Newmark Capital Funding CLO, Ltd. Series 2013-1A, Class E 5.02%, 06/02/2025 (h)(i)	3,071,950
750,000	NYLIM Flatiron CLO, Ltd. Series 2006-1A, Class D 3.72%, 08/08/2020 (i)	678,750
1,000,000	OHA Credit Partners, Ltd. Series 2012-7A, Class D 4.26%, 11/20/2023 (h)(i)	984,500
1,000,000	Palmer Square CLO, Ltd. Series 2013-2A, Class C 3.88%, 10/17/2025 (h)(i)	942,500
1,300,000	Series 2013-1A, Class C 4.32%, 05/15/2025 (h)(i)	1,256,840
1,000,000	Series 2013-2A, Class D 5.60%, 10/17/2025 (h)(i)	927,100

CONSOLIDATED INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2013	NexPoint Credit Strategies Fund

Principal Amount ($)		Value ($)
Asset-Backed Securities — (continued)
393,849	Pam Capital Funding LP Series 1998-1A, Class B2 1.62%, 05/01/2014 (h)(i)	277,309
787,697	Series 1998-1A, Class B1 7.47%, 05/01/2014 (h)	533,507
1,000,000	PPM Grayhawk CLO, Ltd. Series 2007-1A, Class C 1.67%, 04/18/2021 (h)(i)	878,400
5,000,000	Primus CLO II, Ltd. Series 2007-2A, Class D 2.67%, 07/15/2021 (h)(i)	4,506,000
4,000,000	Rampart CLO, Ltd. Series 2006-1A, Class C 1.72%, 04/18/2021 (h)(i)	3,721,600
3,972,238	Red River CLO, Ltd. Series 1A, Class E 4.02%, 07/27/2018 (h)(i)	3,391,496
6,000,000	Rockwall CDO II, Ltd. Series 2007-1A, Class A3L 1.27%, 08/01/2024 (h)(i)	4,620,000
2,752,426	Series 2007-1A, Class B2L 4.52%, 08/01/2024 (i)	2,291,395
500,000	Stanfield Azure CLO, Ltd. Series 2006-1A, Class B1L 1.96%, 05/27/2020 (h)(i)	480,750
1,000,000	Stanfield Bristol CLO, Ltd. Series 2005-1A, Class C 2.31%, 10/15/2019 (h)(i)	961,000
1,070,000	Stanfield Daytona CLO, Ltd. Series 2007-1A, Class A3L 0.93%, 04/27/2021 (h)(i)	952,300
1,200,000	Series 2007-1A, Class B1L 1.61%, 04/27/2021 (h)(i)	1,093,320

Principal Amount ($)		Value ($)
4,000,000	Stanfield McLaren CLO Delaware Corp. Series 2007-1A, Class B1L 2.66%, 02/27/2021 (h)(i)	3,741,200
10,300,000	Stratford CLO, Ltd. Series 2007-1A, Class C 2.27%, 11/01/2021 (h)(i)	9,059,880
1,397,789	Series 2007-1A, Class E 4.27%, 11/01/2021 (h)(i)	1,216,077
1,500,000	Valhalla CLO, Ltd. Series 2004-1A, Class EIN 0.00%, 08/01/2016 (h)	427,500
2,000,000	Venture IX CDO, Ltd. Series 2007-9A, Class D 4.42%, 10/12/2021 (h)(i)	1,940,000
1,000,000	Westbrook CLO, Ltd. Series 2006-1A, Class D 1.95%, 12/20/2020 (h)(i)	948,600

	Total Asset-Backed Securities (Cost $149,539,705)	162,021,015

Corporate Bonds & Notes - 17.0%
CHEMICALS - 2.7%
2,025,000	Momentive Performance Materials, Inc. 9.00%, 01/15/2021 (j)	1,746,562
3,000,000	9.50%, 01/15/2021	3,431,504
10,000,000	TPC Group, Inc. 8.75%, 12/15/2020 (h)(j)	10,275,000

		15,453,066

ENERGY - 1.7%
2,785,000	Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.38%, 05/01/2019 (j)	3,070,463
300,000	9.63%, 08/01/2020	333,000

CONSOLIDATED INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2013	NexPoint Credit Strategies Fund

Principal Amount ($)		Value ($)
Corporate Bonds & Notes — (continued)
ENERGY — (continued)
111,000	Gastar Exploration USA, Inc. 8.63%, 05/15/2018 (h)(j)	106,005
1,000,000	Penn Virginia Corp. 7.25%, 04/15/2019 (j)	985,000
5,000,000	Venoco, Inc. 8.88%, 02/15/2019 (j)	5,062,500

		9,556,968

FOOD & DRUG - 0.2%
1,000,000	SUPERVALU, Inc. 6.75%, 06/01/2021 (h)(j)	955,000

GAMING & LEISURE - 0.5%
3,000,000	Caesars Entertainment Operating Co., Inc. 10.75%, 02/01/2016	2,625,000

HEALTHCARE - 1.0%
322,000	Alere, Inc. 6.50%, 06/15/2020	320,792
11,032,697	Azithromycin Royalty Sub LLC 16.00%, 05/15/2019 (b)(c)	2,444,846
91,180,348	Celtic Pharma Phinco BV, PIK (b)(c)(d)(e)	2,367,703
500,000	Tenet Healthcare Corp. 4.38%, 10/01/2021 (h)	461,875

		5,595,216

HOUSING - 0.2%
1,125,000	Building Materials Holding Corp. 9.00%, 09/15/2018 (h)	1,153,125

Principal Amount ($)		Value ($)
INFORMATION TECHNOLOGY - 5.2%
10,500,000	Avaya, Inc. 7.00%, 04/01/2019 (h)(j)	9,870,000
23,971,250	10.50%, 03/01/2021 (h)(j)	19,536,569

		29,406,569

MEDIA & TELECOMMUNICATIONS - 0.6%
3,500,000	DISH DBS Corp. 5.00%, 03/15/2023 (j)	3,263,750

METALS & MINERALS - 0.1%
818,000	Walter Energy, Inc. 9.50%, 10/15/2019 (h)	849,698

RETAIL - 0.9%
7,000,000	JC Penney Corp., Inc. 5.65%, 06/01/2020 (j)	5,267,500

SERVICE - 1.9%
4,500,000	Sabre, Inc. 8.50%, 05/15/2019 (h)(j)	4,882,500
5,922,500	Travelport LLC 13.88%, 03/01/2016 (h)(j)	6,189,012

		11,071,512

TELECOMMUNICATIONS - 0.5%
3,000,000	MetroPCS Wireless, Inc. 6.63%, 11/15/2020 (j)	3,120,000

TRANSPORTATION - 0.1%
3,750,000	DPH Holdings Corp. (d)	112,500
3,933,000	DPH Holdings Corp. (d)	117,990

CONSOLIDATED INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2013	NexPoint Credit Strategies Fund

Principal Amount ($)		Value ($)
Corporate Bonds & Notes — (continued)
TRANSPORTATION — (continued)
8,334,000	DPH Holdings Corp. (d)	250,020

		480,510

UTILITY - 1.4%
5,000,000	Texas Competitive Electric Holdings Co. LLC 11.50%, 10/01/2020(h)(j)	3,481,250
20,000,000	15.00%, 04/01/2021(j)	4,550,000

		8,031,250

	Total Corporate Bonds & Notes (Cost $169,952,409)	96,829,164

Principal Amount
Foreign Corporate Bonds & Notes - 6.4%
CANADA - 1.8%
USD
10,069,000	Tervita Corp. 8.00%, 11/15/2018 (h)(j)	10,157,104

FINLAND - 4.1%
USD
23,000,000	Nokia OYJ 5.38%, 05/15/2019 (j)	23,460,000

LUXEMBOURG - 0.5%
EUR
2,020,971	INEOS Group Holdings SA 7.88%, 02/15/2016 (h)	2,769,885

	Total Foreign Corporate Bonds & Notes (Cost $33,365,420)	36,386,989

Shares		Value ($)
Common Stocks - 52.5%
BROADCASTING - 12.9%
2,010,616	Communications Corp. of America (b)(c)(g)(k)	14,235,161
6,371	Young Broadcasting Holding Co., Inc., Class A (g)(k)	59,250,300

		73,485,461

CONSUMER DISCRETIONARY - 10.4%
148,750	Apollo Group, Inc., Class A (k)(l)	3,095,487
11,050	Big Lots, Inc. (k)(l)	409,845
2,050	Coca-Cola Enterprises, Inc. (j)	82,431
514,010	DeVry, Inc. (j)(l)	15,708,146
5,050	Family Dollar Stores, Inc. (j)	363,701
4,600	GameStop Corp., Class A (j)	228,390
38,450	Garmin, Ltd. (j)	1,737,556
14,046	K12, Inc. (k)(l)	433,740
928,600	Sony Corp. ADR (j)	19,983,472
1,167,650	Staples, Inc. (j)(l)	17,106,072

		59,148,840

CONSUMER STAPLES - 0.1%
9,400	Colgate-Palmolive Co. (l)	557,420
2,650	Dr. Pepper Snapple Group, Inc. (l)	118,773

		676,193

ENERGY - 0.7%
27,230	Hess Corp. (j)	2,105,968

CONSOLIDATED INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2013	NexPoint Credit Strategies Fund

Shares		Value ($)
Common Stocks — (continued)
ENERGY — (continued)
204,000	Nordic American Tankers, Ltd.	1,680,960

		3,786,928

FINANCIAL - 1.4%
1,000,000	Adelphia Recovery Trust	2,800
46,601	American Banknote Corp. (k)	444,574
2,500	Automatic Data Processing, Inc. (l)	180,950
3,900	Chubb Corp. (The) (l)	348,114
571,712	SWS Group, Inc. (j)(k)(l)	3,190,153
52,300	Torchmark Corp. (l)	3,783,905

		7,950,496

GAMING & LEISURE - 0.0%
13	LLV Holdco LLC—Litigation Trust Units (b)(c)(g)(k)	—
26,712	LLV Holdco LLC—Series A, Membership Interest (b)(c)(g)(k)	—
144	LLV Holdco LLC—Series B, Membership Interest (b)(c)(g)(k)	—

		—

HEALTHCARE - 6.9%
377,054	Akorn, Inc. (j)(k)	7,420,423
22,600	Edwards Lifesciences Corp. (j)(k)(l)	1,573,638
24,000,000	Genesys Ventures IA, LP (b)(c)(g)(k)	15,950,400
8,935	Molina Healthcare, Inc. (k)(l)	318,086
593,705	Myriad Genetics, Inc. (j)(k)	13,952,067

		39,214,614

HOUSING - 0.2%
368,150	CCD Equity Partners LLC (b)(c)	1,093,406

Shares		Value ($)
INFORMATION TECHNOLOGY - 0.6%
181,800	Compuware Corp.	2,036,160
16,135	Corning, Inc. (l)	235,410
1	Magnachip Semiconductor Corp. (k)	22
15,050	Microsoft Corp. (l)	501,315
14,700	NetApp, Inc. (l)	626,514

		3,399,421

MEDIA & TELECOMMUNICATIONS - 3.1%
6,480	Endurance Business Media, Inc., Class A (b)(c)(g)(k)	—
18,000	Gray Television, Inc., Class A (j)(k)	130,410
308,875	Metro-Goldwyn-Mayer, Inc., Class A (k)	17,003,569
5,160	Time Warner, Inc. (l)	339,579

		17,473,558

METALS & MINERALS - 0.4%
69,900	Allegheny Technologies, Inc. (l)	2,133,348
3,200	Reliance Steel & Aluminum Co. (l)	234,464

		2,367,812

REAL ESTATE INVESTMENT TRUST - 8.1%
631,160	Corrections Corp. of America, REIT (j)(l)	21,806,578
2,630,627	Spirit Realty Capital, Inc., REIT (j)(l)	24,149,156

		45,955,734

TELECOMMUNICATIONS - 0.1%
45,168	Fairpoint Communications, Inc. (k)	431,355

TRANSPORTATION - 6.8%
9,371,900	AMR Corp. (k)	38,518,509

UTILITY - 0.0%
1,272,973	Entegra TC LLC (k)	127,297

CONSOLIDATED INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2013	NexPoint Credit Strategies Fund

Shares		Value ($)
Common Stocks — (continued)
WIRELESS COMMUNICATIONS — 0.8%
2,260,529	Pendrell Corp. (k)	4,385,426

	Total Common Stocks (Cost $333,836,852)	298,015,050

Preferred Stocks (k) - 6.7%
CONSUMER DISCRETIONARY - 0.0%
26,157	Allenby (b)(c)	—

FINANCIAL - 6.7%
9,500	Aberdeen Loan Funding, Ltd. (h)	4,750,000
5,000	Brentwood CLO, Ltd. (h)	3,350,000
340,936	Claymore (b)(c)	—
5,000	Eastland Investors Corp. (h)	3,412,500
8,000	Grayson CLO, Ltd., Series II (h)	5,004,560
3,000	Greenbriar CLO, Ltd. (h)	2,370,000
8,500	Red River CLO, Ltd., Series PS-2	4,465,220
10,500	Rockwall CDO, Ltd. (h)	5,512,500
6,000	Southfork CLO, Ltd. (h)	3,030,000
9,000	Stratford CLO, Ltd. (h)	6,299,730

		38,194,510

	Total Preferred Stocks (Cost $40,518,968)	38,194,510

Exchange-Traded Funds - 6.7%
23,400	Direxion Daily Gold Miners Bull 3x Shares, ETF (l)	1,176,084
27,200	ProShares Ultra Gold, ETF (j)(k)	1,383,392
1,494,740	ProShares Ultra Silver, ETF (g)(j)(k)	29,969,537
383,400	ProShares UltraShort Russell 2000, ETF (j)	5,559,300

	Total Exchange-Traded Funds (Cost $63,880,313)	38,088,313

Shares		Value ($)
Real Estate (g)(m) - 3.0%
540,000	Freedom LHV, LLC	8,100,000
335,363	Freedom Lubbock, LLC	5,030,450
263,014	Freedom Sarasota, LLC	3,945,206
10,000	Freedom BBY, LLC	150,000
1,667	Freedom Miramar Apartments, LLC	25,000

	Total Real Estate (Cost $17,250,656)	17,250,656

Units
Warrants (g) - 0.7%
BROADCASTING - 0.7%
389	Young Broadcasting Holding Co., Inc., expires 12/24/24	3,617,700

GAMING & LEISURE - 0.0%
602	LLV Holdco LLC - Series C, Membership Interest, expires 07/15/15 (b)(c)	—
828	LLV Holdco LLC - Series D, Membership Interest, expires 07/15/15 (b)(c)	—
925	LLV Holdco LLC - Series E, Membership Interest, expires 07/15/15 (b)(c)	—
1,041	LLV Holdco LLC - Series F, Membership Interest, expires 07/15/15 (b)(c)	—
1,179	LLV Holdco LLC -Series G, Membership Interest, expires 07/15/15 (b)(c)	—

		—

	Total Warrants (Cost $774,997)	3,617,700

CONSOLIDATED INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2013	NexPoint Credit Strategies Fund

Shares		Value ($)
	Total Investments - 147.3% (Cost $989,126,477) (n)	836,971,494

Securities Sold Short (o) - (6.6)%
Common Stocks - (2.0)%
ENERGY - (2.0)%
434,800	Chesapeake Energy Corp.	(11,252,624)

	Total Common Stocks (Proceeds $8,381,998)	(11,252,624)

Exchange-Traded Funds - (4.6)%
106,100	iShares Russell 2000 Index Fund, ETF	(11,312,382)
416,000	ProShares Ultra DJ-UBS Crude Oil, ETF (k)	(14,431,040)

	Total Exchange-Traded Funds (Proceeds $22,605,382)	(25,743,422)

	Total Securities Sold Short (Proceeds $30,987,380)	(36,996,046)

Other Assets & Liabilities, Net - (40.7)%		(231,583,190)

Net Assets - 100.0%		568,392,258

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at September 30, 2013. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	Illiquid securities. At September 30, 2013, these securities amounted to $94,210,721 or 16.6% of net assets. These securities have been determined to be illiquid using procedures established by the Fund’s Board of Trustees.
(c)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $94,210,721, or 16.6% of net assets, were fair valued under the Fund’s valuation procedures as of September 30, 2013.
(d)	The issuer is, or is in danger of being, in default of its payment obligation. Income is not being accrued.
(e)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(f)	Fixed rate senior loan.
(g)	Affiliated issuer. Assets with a total aggregate market value of $145,402,189, or 25.6% of net assets, were affiliated with the Fund as of September 30, 2013.
(h)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At September 30, 2013, these securities amounted to $260,383,134 or 45.8% of net assets.
(i)	Variable or floating rate security. The interest rate shown reflects the rate in effect September 30, 2013.
(j)	All or part of the security is pledged as collateral for the Committed Facility Agreement with BNPP PB, Inc. The market value of the securities pledged as collateral was $224,748,160.
(k)	Non-income producing security.
(l)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $60,070,151.
(m)	Investment is part of the wholly-owned REIT which has been consolidated for reporting purposes.
(n)	Cost for U.S. federal income tax purposes is $965,148,597.
(o)	As of September 30, 2013, $19,454,768 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”

Currency Abbreviations:
EUR	Euro Currency
GBP	British Pound

Glossary:
ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
PIK	Payment-in-Kind
PLC	Public Limited Company
PNC	PNC Capital Markets LLC
REIT	Real Estate Investment Trust

CONSOLIDATED INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2013	NexPoint Credit Strategies Fund

Written options contracts outstanding as of September 30, 2013 were as follows:

Description	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Written Put Options
COMPUWARE Corp.	$12.50	October 2013	500	$83,716	$(71,250)

Forward foreign currency exchange contracts outstanding as of September 30, 2013 were as follows:

Contracts to Buy or to Sell	Currency	Counterparty	Principal Amount Covered by Contracts	Expiration	Unrealized Appreciation/ (Depreciation)
Sell	EUR	PNC	4,615,000	01/31/2014	$(130,372)

Foreign Denominated or Domiciled Senior Loans and

Foreign Corporate Bonds & Notes

Industry Concentration Table:

(% of Net Assets)

Telecommunications	4.1%
Service	1.8%
Chemicals	0.6%
Retail	0.0%†

Total	6.5%

†	Less than 0.05%.

NOTES TO CONSOLIDATED INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2013	NexPoint Credit Strategies Fund

Valuation of Investments

In computing the NexPoint Credit Strategies Fund’s (the “Fund”) net assets attributable to common shares, securities with readily available market quotations on the New York Stock Exchange, NASDAQ or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that NexPoint Advisors, L.P. (the “Investment Advisor”) has determined to generally have the capability to provide appropriate pricing services and have been approved by the Trustees.

Securities for which market quotations are not readily available, for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s net asset value), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Fund. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premiums and accretion of discounts. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.

Fair Value Measurements

The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

NOTES TO CONSOLIDATED INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2013	NexPoint Credit Strategies Fund

The Investment Adviser has established policies, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of those policies.

As of September 30, 2013, the Fund’s investments consisted of senior loans, corporate notes and bonds, asset-backed securities, common stocks, preferred stocks, exchange-traded funds and warrants. The fair value of the Fund’s loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Fund’s common stocks, preferred stocks and warrants that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value the Fund’s assets as of September 30, 2013 is as follows:

	Total value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
NexPoint Credit Strategies Fund
Assets
U.S. Senior Loans(1)	$146,185,516	$—	$104,493,058	$41,692,458	(2)
Foreign Denominated or Domiciled Senior Loans(1)	382,581	—	228,333	154,248
Asset-Backed Securities	162,021,015	—	147,028,019	14,992,996
Corporate Bonds & Notes(1)	96,829,164	—	92,016,615	4,812,549	(2)
Foreign Corporate Bonds & Notes(1)	36,386,989	—	36,386,989	—
Common Stocks
Broadcasting	73,485,461	—	59,250,300	14,235,161
Consumer Discretionary	59,148,840	59,148,840	—	—
Consumer Staples	676,193	676,193	—	—
Energy	3,786,928	3,786,928	—	—
Financial	7,950,496	7,505,922	—	444,574
Gaming & Leisure	—	—	—	—	(2)
Healthcare	39,214,614	23,264,214	—	15,950,400
Housing	1,093,406	—	—	1,093,406
Information Technology	3,399,421	3,399,421	—	—
Media & Telecommunications	17,473,558	469,989	17,003,569	—	(2)
Metals & Minerals	2,367,812	2,367,812	—	—
Real Estate Investment Trust	45,955,734	45,955,734	—	—	(2)
Telecommunications	431,355	431,355	—	—
Transportation	38,518,509	38,518,509	—	—
Utility	127,297	—	127,297	—
Wireless Communications	4,385,426	4,385,426	—	—
Preferred Stocks
Consumer Discretionary	—	—	—	—	(2)
Financial	38,194,510	—	22,425,000	15,769,510	(2)
Exchange-Traded Funds	38,088,313	38,088,313	—	—
Real Estate	17,250,656	—	—	17,250,656
Warrants(1)
Equity Contracts	3,617,700	—	3,617,700	—	(2)

Total Assets	836,971,494	227,998,656	482,576,880	126,395,958

Liabilities
Securities Sold Short(1)	(36,996,046)	(36,996,046)
Other Financial Instruments
Equity Contracts – Written Put Option	(71,250)	(71,250)	—	—
Foreign Currency Contracts – Foreign Currency Exchange Contracts	(130,372)	(130,372)	—	—

Total Liabilities	(37,197,668)	(37,197,668)	—	—

Total	$799,773,826	$190,800,988	$482,576,880	$126,395,958

(1)	See Investment Portfolio detail for industry breakout.
(2)	This category includes securities with a value of zero.

The table below sets forth a summary of changes in the Fund’s Level 3 assets (assets measured at fair value using significant unobservable inputs) for the nine months ended September 30, 2013.

	Balance as of December 31, 2012	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)	Net Purchases(1)	Net (Sales)(1)	Balance as of September 30, 2013	Change in Unrealized Gain/(Loss) on Level 3 securities still held at period end
NexPoint Credit Strategies Fund
U.S. Senior Loans	$42,087,789	$—	$—	$811,573	$24,987	$(1,557,941)	$809,367	$(483,317)	41,692,458	$(1,557,941)
Foreign Denominated or Domiciled Senior Loans	187,531				342	221,712	1,437	(256,774)	154,248	221,712
Asset-Backed Securities	1,700,238	12,310,780		527,668	(10,240)	(223,828)	733,720	(45,342)	14,992,996	(223,828)
Corporate Bonds & Notes	8,435,914	2,444,847	(480,510)	—	—	(5,230,013)	—	(357,689)	4,812,549	(5,230,013)
Claims	—	—	—	—	—	—	—	—	—	—
Common Stocks
Broadcasting	24,671,202	—	(59,250,300)	—	701,679	48,814,259	—	(701,679)	14,235,161	13,614,484
Financial(2)	428,263	—	—	—	—	39,611	—	(23,300)	444,574	39,611
Gaming & Leisure	—	—	—	—	—	4,558,190	95,809	(4,653,999)	—	4,558,190
Healthcare	40,320,000	—	—	—	—	(369,600)	—	(24,000,000)	15,950,400	(369,600)
Housing	839,382	—	—	—	—	254,024	—	—	1,093,406	254,024
Media & Telecommunications(2)	71,278	—	—	—	—	(71,278)	—	—	—	(71,278)
Utility	18,269	—	(127,298)	—	—	(224,669)	333,698	—	—	—
Preferred Stocks
Consumer Discretionary	—	—	—	—	—	(26,157)	26,157	—	—	(26,157)
Financial	—	—	—	—	—	(2,068,301)	17,837,811	—	15,769,510	(2,068,301)
Real Estate	—	—	—	—	—	(200,141)	17,450,797	—	17,250,656	(200,141)
Warrants
Equity Contracts	1,468,475	—	(3,617,700)	—	66,254	2,149,225	—	(66,254)	—	—

Total	$120,228,341	$14,755,627	$(63,475,808)	$1,339,241	$783,022	$46,065,093	$37,288,796	$(30,588,354)	$126,395,958	$8,940,762

(1)	Includes any applicable borrowings and/or paydowns made on revolving credit facilities held in the Fund’s Investment Portfolio.
(2)	Balance as of December 31, 2012 reflects a industry reclassification for American Banknote Corp. from Media & Telecommunications to Financial.

For the nine months ended September 30, 2013, total change in unrealized gain/(loss) on Level 3 securities still held at period end and included in the change in net assets was $8,940,762.

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the nine months ended September 30, 2013, a net amount of $48,720,181 of the Fund’s portfolio investments were transferred between Level 2 and Level 3. Determination of fair values is uncertain because it involves subjective judgments and estimates that are unobservable. Transfers between Level 2 and Level 3 were due to management’s assessment of observable and unobservable inputs for valuing the assets.

NOTES TO CONSOLIDATED INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2013	NexPoint Credit Strategies Fund

For the nine months ended September 30, 2013, a net amount of $19,123,522 of the Fund’s portfolio investments were transferred between Level 1 and Level 2. Transfers between Level 1 and Level 2 were due to management’s assessment of quoted prices for assets in active markets.

The following table summarizes the valuation techniques used and unobservable inputs developed to determine the fair value of material Level 3 investments:

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Fund and Category	Ending Balance at 9/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s)
NexPoint Credit Strategies Fund
Debt	$61,652,251	Third-Party Pricing Vendor	N/A	N/A
		Liquidation Analysis	Discount Rate	15% - 25%
			Liquidity Discount	30%
			Asset Specific Discount	99 - 100%
		Debt - Loan Spread	Weighting of Comparables	Equal Weights
			Weighted Avg DM	5%
			Liquidity Discount	20%
			Multiple Discount	10%
			Scenario Probabilities	Various
Preferred Stock	15,769,510
Common Stocks	31,723,541	Multiples Analysis	Discount Rate	20% - 40%
			Liquidity Discount	25%
			Minority Discount	20%
			Scenario Probabilities	Various
		Fair Valuation - Multiple Scenarios	Discount Rate	24%
			Scenario Probabilities	Various
Real Estate Investment Trust	17,250,656	Cost	N/A	N/A

Total	$126,395,958

The significant unobservable inputs used in the fair value measurement of the Fund’s debt investments are discount rates and accounts receivable recovery assumption. Significant increases or decreases in either of those inputs in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s common stock investments are discount rates and scenario probabilities. Significant changes in either of those inputs in isolation would result in a significantly lower or higher fair value measurement.

Derivative Transactions

The Fund entered into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions, and for managing the duration of fixed-income investments.

Forward Foreign Currency Exchange Contracts

In order to minimize the movement in NAV resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Fund is authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time. Forwards involve counterparty credit risk to the Fund because the forwards are not exchange traded, and there is no clearinghouse to guarantee forwards against default. As of September 30, 2013, the open notional value of the Fund’s forward currency exchange contracts were EUR 4,615,000 and during the nine months ended September 30, 2013, the closed notional value was EUR 4,615,000.

Options

The Fund may utilize options on securities or indexes to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Fund may hold options, write option contracts, or both.

If an option written by the Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss.

During the nine months ended September 30, 2013, the Fund had covered written options to hedge against equity price movement of the related securities, which is consistent with the investment strategy of the fund. Transactions in written options for the nine months ended September 30, 2013 were as follows:

NOTES TO CONSOLIDATED INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2013	NexPoint Credit Strategies Fund

	Number of Contracts	Premium
Outstanding, December 31, 2012	11,934	$2,951,678
Call Options Written	4,675	533,599
Put Options Written	7,834	1,014,836
Call Options Exercised	(3,900)	(483,448)
Put Options Expired	(11,934)	(1,416,025)
Call Options Expired	(775)	(50,151)
Put Options Closed	(7,334)	(2,466,773)

Outstanding, September 30, 2013	500	$83,716

Affiliated Issuers

Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following companies as of September 30, 2013:

Issuer	Par Value at September 30, 2013	Shares at September 30, 2013	Market Value December 31, 2012	Market Value September 30, 2013	Affiliated Income	Purchases	Sales
ComCorp Broadcasting, Inc. (Senior Loans)(1)(2)	$35,950,043	—	$34,829,552	$35,644,467	$1,666,197	$—	$—
Communications Corp of America (Common Stocks)	—	2,010,616	620,677	14,235,161	—	—	—
Endurance Business Media, Inc., Class A (Common Stocks)	—	6,480	71,278	—	—	—	—
Endurance Business Media, Inc. (Senior Loans)	3,383,284	—	682,339	676,657	854,962	—	18,942
Freedom LHV, LLC (Real Estate)	—	540,000	—	8,100,000	—	8,100,000	—
Freedom Lubbock, LLC (Real Estate)	—	335,363	—	5,030,000	—	5,030,000	—
Freedom Sarasota, LLC (Real Estate)	—	263,014	—	3,945,206	—	3,945,206	—
Freedom BBY, LLC (Real Estate)	—	10,000	—	150,000	—	150,000	—
Freedom Miramar Apartments, LLC (Real Estate)	—	1,667	—	25,000	—	25,000	—
Genesys Ventures IA, L.P. (Common Stocks)	—	24,000,000	40,320,000	15,950,400	—	—	24,000,000
LLV Holdco, LLC (Senior Loans)	7,780,108	—	5,234,227	4,451,778	190,058	315,209	—
LLV Holdco, LLC (Common Stocks)	—	26,869	—	—	—	95,808	4,647,280
LLV Holdco, LLC (Warrants)	—	4,958	—	—	—	—	—
ProShares Ultra Silver, ETF (Exchange-Traded Funds)	—	1,494,740	—	29,969,537	—	48,055,435	3,000,198
Young Broadcasting Holding Co., Inc., Class A (Common Stocks)	—	6,371	24,050,525	59,250,300	—	—	2,140,000
Young Broadcasting Holding Co., Inc., (Warrants)	—	389	1,468,475	3,617,700	—	—	132,000

	$47,113,435	28,700,467	$107,277,073	$181,046,206	$2,711,217	$65,716,658	$33,938,420

(1)	Company is a wholly owned subsidiary of Communications Corp. of America.
(2)	No longer an affiliate as of September 30, 2013.

NOTES TO CONSOLIDATED INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2013	NexPoint Credit Strategies Fund

U.S. Federal Income Tax Information

Unrealized appreciation and depreciation at September 30, 2013, based on cost of investments for U.S. federal income tax purposes was:

Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)	Cost
$109,118,609	$274,291,758	$(165,173,149)	$965,148,597

For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEXPOINT CREDIT STRATEGIES FUND

By:	/s/ Ethan Powell
Ethan Powell
Executive Vice President and Secretary (principal executive officer)

Date:	November 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ethan Powell
Ethan Powell
Executive Vice President and Secretary (principal executive officer)

Date:	November 29, 2013

By:	/s/ Brian Mitts
Brian Mitts
Treasurer (principal financial officer)

Date:	November 29, 2013